BASIC AND DILUTED NET EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
BASIC AND DILUTED NET EARNINGS PER SHARE [Abstract]
BASIC AND DILUTED NET EARNINGS PER SHARE
NOTE 17:-	BASIC AND DILUTED NET EARNINGS PER SHARE

	Year ended December 31,
	2011	2010	2009
Numerator:
Net income available to shareholders of Ordinary shares	$690	$5,745	$2,689

Denominator:
Denominator for basic earnings per share - weighted average number of Ordinary shares, net of treasury stock	215,884,160	215,340,549	208,705,900
Effect of dilutive securities:
Employee stock options	1,841,885	1,020,238	82,128
Warrants	5,339,873	3,358,216	613,909
Denominator for diluted net earnings per share - adjusted weighted average number of shares	223,065,918	219,719,003	209,401,937